Summary of material accounting policies (Details Narrative)	12 Months Ended
Jun. 30, 2026
Summary of material accounting policies
Associates voting rights, description	Associates are all entities over which the Group has significant influence but not control, usually representing an interest between 20% and less than 50% of the voting rights